UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1.	Schedule of Investments

Elfun Trusts

Schedule of Investments—June 30, 2015 (Unaudited)

Common Stock—97.0% †	Number of Shares	Fair Value
Aerospace & Defense—0.9%
Hexcel Corp.	130,000	$6,466,200
Honeywell International Inc.	160,000	16,315,200
		22,781,400
Air Freight & Logistics—1.2%
United Parcel Service Inc., Class B	300,000	29,073,000
Application Software—2.2%
Intuit Inc.	530,000	53,408,100
Asset Management & Custody Banks—3.7%
State Street Corp.	1,200,000	92,400,000	(a)
Biotechnology—6.8%
Alexion Pharmaceuticals Inc.	170,000	30,730,900	(b)
Amgen Inc.	470,000	72,154,400
Gilead Sciences Inc.	550,000	64,394,000
		167,279,300
Broadcasting—1.4%
Discovery Communications Inc., Class C	1,150,000	35,742,000	(b)
Cable & Satellite—7.6%
Comcast Corp., Special Class A	1,370,000	82,117,800
Liberty Global PLC, Class C	1,850,000	93,665,500	(b)
Sirius XM Holdings Inc.	3,000,000	11,190,000	(b)
		186,973,300
Casinos & Gaming—0.6%
Las Vegas Sands Corp.	300,000	15,771,000
Communications Equipment—3.2%
QUALCOMM Inc.	1,250,000	78,287,500
Data Processing & Outsourced Services—4.9%
Automatic Data Processing Inc.	200,000	16,046,000
Paychex Inc.	170,000	7,969,600
Visa Inc., Class A	1,440,000	96,696,000
		120,711,600
Diversified Banks—3.1%
JPMorgan Chase & Co.	1,150,000	77,924,000
Environmental & Facilities Services—0.2%
Stericycle Inc.	45,000	6,025,950	(b)
Fertilizers & Agricultural Chemicals—3.1%
Monsanto Co.	720,000	76,744,800
Healthcare Equipment—3.6%
Abbott Laboratories	600,000	29,448,000
Medtronic PLC	800,000	59,280,000
		88,728,000
Healthcare Supplies—1.3%
The Cooper Companies Inc.	180,000	32,034,600
Home Improvement Retail—3.4%
Lowe’s Companies Inc.	1,270,000	85,051,900
Industrial Machinery—0.8%
Dover Corp.	275,000	19,299,500
Integrated Oil & Gas—1.3%
Chevron Corp.	330,000	31,835,100

Internet Retail—2.7%
Amazon.com Inc.	155,000	67,283,950	(b)
Internet Software & Services—10.3%
Baidu Inc. ADR	425,000	84,609,000	(b)
eBay Inc.	1,300,000	78,312,000	(b)
Facebook Inc., Class A	170,000	14,580,050	(b)
Google Inc., Class A	38,000	20,521,520	(b)
Google Inc., Class C	83,000	43,202,330	(b)
LinkedIn Corp., Class A	70,000	14,464,100	(b)
		255,689,000
Investment Banking & Brokerage—2.2%
The Charles Schwab Corp.	1,700,000	55,505,000
Movies & Entertainment—1.4%
The Walt Disney Co.	300,000	34,242,000
Oil & Gas Equipment & Services—3.8%
Schlumberger Ltd.	1,100,000	94,809,000
Oil & Gas Exploration & Production—1.0%
Anadarko Petroleum Corp.	330,000	25,759,800
Pharmaceuticals—7.1%
Allergan PLC	350,000	106,211,000	(b)
Johnson & Johnson	460,000	44,831,600
Merck & Company Inc.	250,000	14,232,500
Pfizer Inc.	300,000	10,059,000
		175,334,100
Reinsurance—0.4%
Alleghany Corp.	20,000	9,375,200	(b)
Soft Drinks—3.6%
PepsiCo Inc.	960,000	89,606,400
Specialized Finance—5.7%
CME Group Inc.	1,040,000	96,782,400
McGraw Hill Financial Inc.	430,000	43,193,500
		139,975,900
Specialized REITs—2.3%
American Tower Corp.	600,000	55,974,000
Specialty Stores—1.6%
Dick’s Sporting Goods Inc.	750,000	38,827,500
Technology Hardware, Storage & Peripherals—4.3%
Apple Inc.	770,000	96,577,250
EMC Corp.	400,000	10,556,000
		107,133,250
Trading Companies & Distributors—1.3%
United Rentals Inc.	360,000	31,543,200	(b)

Total Common Stock (Cost $1,390,547,157)		2,401,129,350

Short-Term Investments—2.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $71,814,644)		71,814,644	(c,d)

Total Investments (Cost $1,462,361,801)		2,472,943,994

Other Assets and Liabilities, net—0.1%		1,962,021

NET ASSETS—100.0%		$2,474,906,015

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2015.

Abbreviations:

ADR	American Depositary Receipt

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$2,401,129,350	$—	$—	$2,401,129,350
Short-Term Investments	71,814,644	—	—	71,814,644

Total Investments in Securities	$2,472,943,994	$—	$—	$2,472,943,994

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,462,286,810	$1,019,705,399	$(9,048,215)	$1,010,657,184

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 24, 2015